Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' equity
Schedule of dividends

($ in cents)	Cash dividend per ordinary share	Record date
2023 year
First half	6.25	November 10, 2023
Second half	6.25	May 24, 2024
Total for the year ended December 31, 2023	12.50

2022 year
First half	6.25	November 4, 2022
Second half	6.25	May 26, 2023
Total for the year ended December 31, 2022	12.50

2021 year
First half	6.25	November 12, 2021
Second half	6.25	May 27, 2022
Total for the year ended December 31, 2021	12.50